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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen International Bond Fund, for the year ended October 31, 2006. This one series has an October 31, fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen

INTERNATIONAL BOND FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
6	FUND AT A GLANCE
7	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
33	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen International Bond Fund, covering the twelve-month period ended October 31, 2006.

Supported by the widespread, persistent global economic expansion, international equity markets generally delivered solid results for the fiscal year. Dynamic development in emerging market nations, led by China and India, helped build demand for goods and services from markets throughout the world. At the same time, investors in foreign stocks were less influenced by factors such as high energy prices and rising interest rates, which, at times, held back results in the domestic equity market. As a consequence, foreign equities generally outperformed domestic stocks, with the performance edge holding up across most regions of the world. Emerging markets provided superior returns compared to more developed markets, although with greater volatility.

International fixed income markets, however, produced more modest results, as both bond markets and currencies experienced significant volatility during a period in which investors faced a variety of challenges and opportunities. In the face of the sustained global economic expansion, most major central banks tightened monetary policies, raising short-term interest rates to quell inflationary pressures exacerbated by rapidly rising commodity prices, notably in energy. World oil and natural gas prices began receding off their highs in July, relieving inflationary pressures and allowing the U.S. Federal Reserve to leave the influential Fed Funds rate unchanged from its 5.25% level at the Board’s meetings in both August

LETTER TO SHAREHOLDERS continued

and September. Other major central banks continued to raise short-term rates, but overall monetary policy remained far from restrictive, even if less stimulative than earlier.

In managing Evergreen’s international and global funds, portfolio teams pursued strategies focusing on opportunities within specific markets and sectors. The team managing the Evergreen Global Large Cap Equity Fund, for example, invested in larger companies, both domestic and foreign. In contrast, the managers of the Evergreen International Equity Fund concentrated on foreign large-cap equities, with some exposure to mid-cap and emerging market stocks. The teams managing portfolios of the Evergreen Global Opportunities Fund sought attractive mid-cap and small-cap growth stocks, both in foreign markets and the United States, while the managers of the Evergreen Emerging Markets Growth Fund focused exclusively on developing economies. At the same time, the team managing the Evergreen Precious Metals Fund concentrated on gold-mining stocks and other precious metals-related equities throughout the world. The managers of the Evergreen International Bond Fund, meanwhile, paid close attention to economic fundamentals, interest-rate expectations, and currency movements in investing in foreign debt securities.

As always, we encourage investors to maintain diversified investment portfolios, including allocations to international and global funds, in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

LETTER TO SHAREHOLDERS continued

Notification of Investment Strategy Change:

Effective February 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment adviser may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More information about derivatives and the risks associated with them can be found in the Fund’s prospectus and statement of additional information, which may be obtained by calling 1.800.343.2898 or visiting our website at EvergreenInvestments.com.

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

• Effective April 2, 2007, the Fund will no longer charge shareholders a redemption fee on assets redeemed or exchanged within 90 days of the date of purchase.

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris

• Peter Wilson

• Michael Lee

• Alex Perrin

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993
	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

Average annual return*

1-year with sales charge	-2.82%	-3.59%	0.33%	N/A	N/A

1-year w/o sales charge	2.06%	1.32%	1.31%	2.45%	2.11%

5-year	8.30%	8.63%	8.90%	9.54%	9.26%

10-year	5.82%	6.12%	6.11%	6.42%	6.18%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the 0.25% 12b-1 fee applicable to Class A at that time. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 2.06% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the JPMGXUS returned 5.25% .

The fund seeks capital growth and current income.

In a difficult period in the international bond and currency markets, the fund underperformed its benchmark, which returned 5.25% . The fiscal year actually was composed of two distinct periods with contrasting investment environments. During the final quarter of 2005 and the first quarter of 2006, the major central banks continued their accommodative stances. Even though many central banks, including the U.S. Federal Reserve Board, raised short-term interest rates, they still kept these rates at relatively low levels by historical standards. These accommodative policies helped the smaller, higher-yielding markets to outperform. This backdrop abruptly changed in the second quarter of 2006, however, as the bond market became increasingly concerned that the Federal Reserve Board (“Fed”) would continue raising short-term interest rates in the U.S., as high as 6.00% . These concerns led to a general aversion to risk that resulted in sales of emerging market debt and smaller market currencies, as money migrated to the euro, the British pound sterling, the Japanese yen and the Swiss franc. Since the second quarter, the Fed has kept its monetary policy on hold, keeping the fed funds rate at 5.25%, and the riskier parts of the market have recovered, by outperforming in some smaller markets and their associated currencies. In this environment, the U.S. dollar first declined against other major currencies and then traded within a relatively narrow range. Outside the U.S. most other central banks have continued to increase short-term rates. Yields of longer-term bonds generally rose in late 2005 and early 2006, creating some price erosion, before longer-maturity bonds recovered in mid-2006 as longer-term rates fell again. In the final weeks of the fiscal year, longer maturity bonds generally traded in a relatively limited range.

The management team’s exposure to smaller economies, such as Mexico, Korea, Singapore and New Zealand, had a positive influence on results over the twelve months. In addition, the fund’s positioning with respect to changes in interest rates helped results. The fund had a defensive, shorter-than-benchmark duration stance early in the fiscal year, when rates tended to rise, thereby eroding the prices of longer-maturity securities. The fund had a longer-than-benchmark duration posture later in the period, when market interest rates fell. This enabled the fund to participate in the appreciation of bond values. The marginal exposure to corporate bonds also helped support results relative to the benchmark, which has no credit exposure.

Currency had a negative impact on results. The exposure to smaller market currencies and the underweighting of the euro and related currencies in the second quarter of 2006 proved to be detrimental during a period when investors generally avoided risk. In addition, the management team’s decision to hedge some investments in overweighted smaller currencies to the Japanese yen did not have a positive impact on performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of October 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$997.86	$5.49
Class B	$ 1,000.00	$993.25	$9.09
Class C	$ 1,000.00	$994.28	$9.10
Class I	$ 1,000.00	$999.28	$4.08
Class IS	$ 1,000.00	$997.13	$5.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.71	$5.55
Class B	$ 1,000.00	$ 1,016.08	$9.20
Class C	$ 1,000.00	$ 1,016.08	$9.20
Class I	$ 1,000.00	$ 1,021.12	$4.13
Class IS	$ 1,000.00	$ 1,019.86	$5.40

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.81% for Class B, 1.81% for Class C, 0.81% for Class I and 1.06% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.74	$ 11.41	$ 10.70	$10.73

Income from investment operations
Net investment income (loss)	0.39	0.35[2]	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on investments	(0.17)	(0.55)	0.82	(0.07)[3]

Total from investment operations	0.22	(0.20)	1.22	(0.03)

Distributions to shareholders from
Net investment income	0	(0.42)	(0.47)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	(0.40)	0	0	0

Total distributions to shareholders	(0.42)	(0.47)	(0.51)	0

Net asset value, end of period	$ 10.54	$ 10.74	$ 11.41	$10.70

Total return[4]	2.06%	(1.99%)	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$90,166	$81,315	$28,922	$ 999
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.09%	1.10%	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.11%	1.10%	1.14%	1.42%[5]
Net investment income (loss)	3.70%	3.08%	3.68%	3.85%[5]
Portfolio turnover rate	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003[1]

Net asset value, beginning of period	$10.75	$ 11.42	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	(0.16)	(0.55)	0.85	(0.07)[3]

Total from investment operations	0.15	(0.28)	1.17	(0.04)

Distributions to shareholders from
Net investment income	0	(0.34)	(0.40)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	(0.32)	0	0	0

Total distributions to shareholders	(0.34)	(0.39)	(0.44)	0

Net asset value, end of period	$10.56	$ 10.75	$11.42	$10.69

Total return[4]	1.32%	(2.68%)	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,157	$10,140	$5,766	$ 331
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.81%	1.80%	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.81%	1.80%	1.84%	2.18%[5]
Net investment income (loss)	2.96%	2.39%	2.99%	3.32%[5]
Portfolio turnover rate	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.73	$ 11.40	$ 10.69	$10.73

Income from investment operations
Net investment income (loss)	0.31[2]	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	(0.17)	(0.55)	0.84	(0.07)[3]

Total from investment operations	0.14	(0.28)	1.16	(0.04)

Distributions to shareholders from
Net investment income	0	(0.34)	(0.41)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0
Tax basis return of capital	(0.32)	0	0	0

Total distributions to shareholders	(0.34)	(0.39)	(0.45)	0

Net asset value, end of period	$ 10.53	$ 10.73	$ 11.40	$10.69

Total return[4]	1.31%	(2.67%)	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$26,057	$31,389	$13,676	$ 811
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.81%	1.80%	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.81%	1.80%	1.84%	2.20%[5]
Net investment income (loss)	2.96%	2.38%	2.98%	3.37%[5]
Portfolio turnover rate	196%	86%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.73	$ 11.40	$ 10.69	$ 9.14	$ 8.61

Income from investment operations
Net investment income (loss)	0.42[1]	0.38[1]	0.43[1]	0.48[1]	0.48
Net realized and unrealized gains or losses on investments	(0.16)	(0.55)	0.82	1.84	0.45

Total from investment operations	0.26	(0.17)	1.25	2.32	0.93

Distributions to shareholders from
Net investment income	0	(0.45)	(0.50)	(0.77)	(0.40)
Net realized gains	(0.02)	(0.05)	(0.04)	0	0
Tax basis return of capital	(0.43)	0	0	0	0

Total distributions to shareholders	(0.45)	(0.50)	(0.54)	(0.77)	(0.40)

Net asset value, end of period	$ 10.54	$ 10.73	$ 11.40	$ 10.69	$ 9.14

Total return	2.45%	(1.71%)	12.04%	25.79%	11.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$943,309	$806,728	$427,959	$147,367	$67,487
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%	0.80%	0.84%	0.91%	0.74%
Expenses excluding waivers/reimbursements
and expense reductions	0.81%	0.80%	0.84%	0.91%	0.84%
Net investment income (loss)	3.98%	3.39%	3.96%	4.60%	5.55%
Portfolio turnover rate	196%	86%	103%	46%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS IS	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 10.74	$ 11.41	$ 10.70	$ 9.16	$ 8.63

Income from investment operations
Net investment income (loss)	0.40	0.35[1]	0.40[1]	0.44[1]	0.44
Net realized and unrealized gains or losses on investments	(0.16)	(0.55)	0.83	1.86	0.47

Total from investment operations	0.24	(0.20)	1.23	2.30	0.91

Distributions to shareholders from
Net investment income	0	(0.42)	(0.48)	(0.76)	(0.38)
Net realized gains	(0.02)	(0.05)	(0.04)	0	0
Tax basis return of capital	(0.41)	0	0	0	0

Total distributions to shareholders	(0.43)	(0.47)	(0.52)	(0.76)	(0.38)

Net asset value, end of period	$ 10.55	$ 10.74	$ 11.41	$10.70	$ 9.16

Total return	2.11%	(1.95%)	11.83%	25.48%	10.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,275	$20,158	$5,816	$2,297	$ 133
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%	1.05%	1.10%	1.18%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	1.06%	1.05%	1.10%	1.18%	1.08%
Net investment income (loss)	3.73%	3.13%	3.71%	4.18%	5.29%
Portfolio turnover rate	196%	86%	103%	46%	54%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
FIXED RATE 5.4%
FHLMC, 6.00%, 06/01/2035	$ 25,001,246	$25,233,477
GNMA, 5.50%, 12/15/2034 - 04/15/2036	33,178,582	33,062,688

Total Agency Commercial Mortgage-Backed Securities
(cost $57,542,353)		58,296,165

CORPORATE BONDS 2.5%
FINANCIALS 2.5%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	15,345,000	16,290,421

Consumer Finance 1.0%
General Electric Capital Corp., 6.125%, 02/22/2011	10,220,000	10,619,264

Total Corporate Bonds (cost $26,813,665)		26,909,685

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 36.4%
CONSUMER DISCRETIONARY 0.9%
Auto Components 0.4%
TRW Automotive Inc., 10.125%, 02/15/2013 EUR	2,724,000	3,841,237

Media 0.3%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	2,590,000	3,635,751

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,122,102

CONSUMER STAPLES 2.3%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	5,969,217

Food & Staples Retailing 1.1%
Koninklijke Ahold NV:
5.875%, 05/09/2008 EUR	1,600,000	2,086,862
5.875%, 03/14/2012 EUR	1,000,000	1,333,194
Tesco plc, 3.875%, 03/24/2011 EUR	7,050,000	8,941,526

		12,361,582

Tobacco 0.6%
British American Tobacco plc:
5.125%, 07/09/2013 EUR	500,000	663,662
5.75%, 12/09/2013 GBP	100,000	192,872
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	3,000,000	5,825,601

		6,682,135

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,517,289
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,065,065

		9,582,354

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS 28.2%
Capital Markets 1.7%
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	$655,718
5.125%, 09/24/2010 GBP	4,500,000	8,513,966
Morgan Stanley, 5.375%, 11/14/2013 GBP	5,050,000	9,693,256

		18,862,940

Commercial Banks 10.0%
Australia & New Zealand Banking Group, Ltd.:
6.00%, 03/01/2010 AUD	5,100,000	3,884,888
6.50%, 01/25/2008 NZD	7,210,000	4,771,660
Eurofima:
5.50%, 09/15/2009 AUD	12,895,000	9,783,386
6.50%, 08/22/2011 AUD	10,000,000	7,817,190
European Investment Bank:
2.91%, 08/16/2013 GBP	3,250,000	7,262,101
4.50%, 01/14/2013 GBP	3,558,000	6,611,936
5.75%, 09/15/2009 AUD	7,600,000	5,811,364
6.50%, 09/10/2014 NZD	12,200,000	8,106,016
6.75%, 11/17/2008 NZD	17,475,000	11,608,527
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	20,000,000	18,600,356
5.375%, 01/29/2014 GBP	1,552,000	3,035,682
6.00%, 09/15/2009 AUD	2,200,000	1,689,563
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,098,775
Landwirtschaftliche Rentenbank:
4.30%, 01/24/2016 CAD	9,000,000	8,018,664
6.00%, 09/15/2009 AUD	10,240,000	7,857,202
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	1,887,958

		108,845,268

Consumer Finance 5.5%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	5,754,937
General Electric Capital Corp.:
5.25%, 12/10/2013 GBP	6,085,000	11,625,929
5.75%, 01/18/2011 AUD	12,000,000	9,019,709
6.125%, 05/17/2012 GBP	7,500,000	14,867,570
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	4,998,530
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	17,630,000	11,670,100
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	56,730
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,625,456

		59,618,961

Diversified Financial Services 0.7%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,272,422
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	4,000,000	5,545,637

		7,818,059

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Insurance 0.5%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	$3,871,337
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,528,372

		5,399,709

Thrifts & Mortgage Finance 9.8%
Nykredit, 5.00%, 10/01/2035 DKK	218,289,536	37,335,853
Realkredit Danmark, 4.00%, 10/01/2035 DKK	204,957,000	32,721,956
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	209,313,008	36,226,976

		106,284,785

INDUSTRIALS 0.7%
Machinery 0.7%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	5,065,180
Savcio Holdings, 8.00%, 02/15/2013 EUR	1,800,000	2,383,210

		7,448,390

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,240,780

MATERIALS 0.7%
Chemicals 0.2%
The BOC Group plc, 5.875%, 04/29/2009 GBP	1,187,000	2,276,923

Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	1,880,726

Metals & Mining 0.3%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,766,629

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
France Telecom, 7.50%, 03/14/2011 GBP	2,000,000	4,115,274
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	1,000,000	1,395,661
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	1,494,000	2,116,291

		7,627,226

UTILITIES 1.7%
Electric Utilities 0.1%
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	661,875
International Endesa BV, 5.375%, 02/21/2013 EUR	46,000	62,607

		724,482

Multi-Utilities 0.3%
Centrica plc, 5.875%, 11/02/2012 GBP	2,050,000	3,963,624

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
UTILITIES continued
Water Utilities 1.3%
FG4 SA, 8.375%, 04/30/2015 EUR	1,000,000	$1,464,382
GIE SUEZ Alliance, 4.25%, 06/24/2010 EUR	9,770,000	12,575,209

		14,039,591

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $393,251,869)		395,992,471

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 48.5%
Australia, 6.00%, 02/15/2017 AUD	60,685,000	48,226,481
Canada:
4.25%, 12/01/2021 CAD	1,513,072	1,793,185
4.25%, 12/01/2026 CAD	37,750,302	48,026,586
4.40%, 03/08/2016 CAD	19,415,000	17,439,096
4.60%, 09/15/2011 CAD	29,577,000	26,970,906
5.00%, 06/01/2014 CAD	14,940,000	14,172,113
Hong Kong, 4.23%, 03/21/2011 HKD	252,300,000	33,021,837
Korea:
4.75%, 06/10/2009 KRW	17,692,000,000	18,801,791
5.25%, 09/10/2015 KRW	11,400,000,000	12,409,982
Mexico:
7.375%, 03/13/2008 EUR	500,000	669,277
10.00%, 12/05/2024 MXN	297,360,000	32,471,629
New Zealand, 6.00%, 07/15/2008 NZD	21,085,000	14,021,816
Norway:
4.25%, 05/19/2017 NOK	244,370,000	37,523,512
5.00%, 05/15/2015 NOK	68,750,000	11,124,493
Poland, 4.25%, 05/24/2011 PLN	94,855,000	30,294,513
Singapore, 3.625%, 07/01/2014 SGD	47,590,000	31,493,706
Sweden:
3.00%, 07/12/2016 SEK	353,810,000	46,378,474
5.50%, 10/08/2012 SEK	357,930,000	54,357,940
Turkey, 9.875%, 01/24/2008 EUR	500,000	681,751
Ukraine, 10.00%, 03/15/2007 EUR	56,016	73,058
United Kingdom:
1.27%, 11/22/2017 GBP	22,326,409	42,062,552
6.14%, 05/20/2009 GBP	963,000	4,665,907

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $526,988,617)		526,680,605

YANKEE OBLIGATIONS - CORPORATE 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
TPSA Finance BV, 7.75%, 12/10/2008 (cost $498,951)	$ 500,000	522,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	$500,000	$563,725
Malaysia, 7.50%, 07/15/2011	500,000	546,525

Total Yankee Obligations - Government (cost $1,104,750)		1,110,250

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Notes, 2.00%, 01/15/2016 (cost $29,857,545)	30,802,200	29,933,486

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund ø (cost $31,546,133)	31,546,133	31,546,133

Total Investments (cost $1,067,603,883) 98.5%		1,070,991,595
Other Assets and Liabilities 1.5%		15,971,861

Net Assets 100.0%		$1,086,963,456

ø    Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

The following table shows the percent of total long-term investments by geographic location as of October 31, 2006:

United States	16.6%
Canada	12.4%
Denmark	10.4%
Sweden	9.7%
United Kingdom	7.6%
Australia	7.4%
Germany	5.1%
Luxembourg	4.8%
Norway	4.7%
Mexico	3.2%
Hong Kong	3.2%
Singapore	3.0%
South Korea	3.0%
Poland	2.9%
France	2.2%
New Zealand	1.3%
Switzerland	0.7%
Netherlands	0.5%
Cayman Islands	0.4%
Bermuda	0.3%
South Africa	0.2%
Belgium	0.2%
Turkey	0.1%
Egypt	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2006 (unaudited):

AAA	71.0%
AA	9.5%
A	14.9%
BBB	1.0%
BB	1.9%
B	1.7%

100.0%

The following table shows the percent of total investments based on effective maturity as of October 31, 2006 (unaudited):

Less than 1 year	2.6%
1 to 3 year(s)	11.4%
3 to 5 years	18.6%
5 to 10 years	35.7%
10 to 20 years	15.3%
20 to 30 years	16.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $1,036,057,750)	$1,039,445,462
Investments in affiliated money market fund, at value (cost $31,546,133)	31,546,133

Total investments	1,070,991,595
Foreign currency, at value (cost $9,236,131)	9,250,997
Principal paydown receivable	3,364
Receivable for Fund shares sold	3,022,572
Interest receivable	15,163,454
Unrealized gains on forward foreign currency exchange contracts	10,311
Prepaid expenses and other assets	27,067

Total assets	1,098,469,360

Liabilities
Payable for Fund shares redeemed	1,785,755
Payable for closed forward foreign currency exchange contracts	3,434,423
Unrealized losses on forward foreign currency exchange contracts	6,013,383
Advisory fee payable	13,410
Due to other related parties	8,971
Accrued expenses and other liabilities	249,962

Total liabilities	11,505,904

Net assets	$1,086,963,456

Net assets represented by
Paid-in capital	$1,088,958,641
Undistributed net investment income	7,296,739
Accumulated net realized losses on investments	(6,924,887)
Net unrealized losses on investments	(2,367,037)

Total net assets	$1,086,963,456

Net assets consists of
Class A	$90,166,087
Class B	9,157,299
Class C	26,056,593
Class I	943,308,950
Class IS	18,274,527

Total net assets	$1,086,963,456

Shares outstanding (unlimited number of shares authorized)
Class A	8,553,923
Class B	867,409
Class C	2,473,733
Class I	89,510,093
Class IS	1,732,565

Net asset value per share
Class A	$10.54
Class A — Offering price (based on sales charge of 4.75%)	$11.07
Class B	$10.56
Class C	$10.53
Class I	$10.54
Class IS	$10.55

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Interest (net of foreign withholding taxes of $90,785)	$47,410,296
Income from affiliate	1,013,898

Total investment income	48,424,194

Expenses
Advisory fee	4,994,609
Distribution Plan expenses
Class A	251,470
Class B	98,902
Class C	281,423
Class IS	43,614
Administrative services fee	1,005,616
Transfer agent fees	410,494
Trustees’ fees and expenses	19,967
Printing and postage expenses	74,597
Custodian and accounting fees	1,446,436
Registration and filing fees	179,657
Professional fees	46,511
Interest expense	8,495
Other	28,010

Total expenses	8,889,801
Less: Expense reductions	(27,445)
Expense reimbursements	(16,878)

Net expenses	8,845,478

Net investment income	39,578,716

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	301,968
Foreign currency related transactions	(44,788,763)

Net realized losses on investments	(44,486,795)
Net change in unrealized gains or losses on investments	26,118,338

Net realized and unrealized gains or losses on investments	(18,368,457)

Net increase in net assets resulting from operations	$21,210,259

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment income		$39,578,716		$25,824,417
Net realized gains or losses on
investments		(44,486,795)		10,356,192
Net change in unrealized gains or losses
on investments		26,118,338		(66,212,034)

Net increase (decrease) in net assets
resulting from operations		21,210,259		(30,031,425)

Distributions to shareholders from
Net investment income
Class A		0		(2,197,504)
Class B		0		(275,928)
Class C		0		(855,083)
Class I		0		(26,527,517)
Class IS		0		(460,983)
Net realized gains
Class A		(126,191)		(230,383)
Class B		(16,004)		(36,807)
Class C		(44,658)		(111,349)
Class I		(1,204,200)		(2,644,829)
Class IS		(27,875)		(47,902)
Tax basis return of capital
Class A		(3,173,262)		0
Class B		(301,784)		0
Class C		(851,792)		0
Class I		(35,545,917)		0
Class IS		(667,073)		0

Total distributions to shareholders		(41,958,756)		(33,388,285)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,241,218	55,595,293	6,219,494	71,132,372
Class B	231,777	2,467,883	641,316	7,434,264
Class C	836,650	8,929,881	2,219,900	25,847,771
Class I	34,286,329	364,906,542	43,473,531	498,302,073
Class IS	918,521	9,745,850	2,020,656	22,932,773

		441,645,449		625,649,253

Net asset value of shares issued in
reinvestment of distributions
Class A	248,710	2,624,996	144,600	1,642,478
Class B	19,679	208,328	18,738	214,176
Class C	43,983	464,584	43,741	498,473
Class I	1,690,216	17,830,116	1,270,167	14,472,329
Class IS	12,341	130,434	8,747	99,788

		21,258,458		16,927,244

Automatic conversion of Class B shares
to Class A shares
Class A	13,470	142,736	24,375	279,122
Class B	(13,456)	(142,736)	(24,354)	(279,122)

		0		0

Payment for shares redeemed
Class A	(4,523,631)	(47,930,825)	(1,349,729)	(15,191,986)
Class B	(313,833)	(3,336,047)	(197,525)	(2,251,137)
Class C	(1,333,548)	(14,125,025)	(537,009)	(6,057,026)
Class I	(21,623,789)	(228,044,891)	(7,112,932)	(80,567,491)
Class IS	(1,074,973)	(11,485,864)	(662,580)	(7,496,886)

		(304,922,652)		(111,564,526)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended October 31,

	2006	2005

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$157,981,255	$531,011,971

Total increase in net assets	137,232,758	467,592,261
Net assets
Beginning of period	949,730,698	482,138,437

End of period	$1,086,963,456	$949,730,698

Undistributed net investment income	$7,296,739	$7,468,590

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net

NOTES TO FINANCIAL STATEMENTS continued

realized foreign currency gains or losses, premium amortization and return of capital. During the year ended October 31, 2006, the following amounts were reclassified:

Paid-in capital	$ (42,534,304)
Undistributed net investment income	786,657
Accumulated net realized losses on investments	41,747,647

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase.

First International Advisors, Inc. (“FIA”) d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses During the year ended October 31, 2006 , EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $16,878.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $10,851 from the sale of Class A shares and $41,740 and $10,877 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,007,297,282 and $1,906,971,929, respectively, for the year ended October 31, 2006.

At October 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at		U.S. Value at	Unrealized
Date	to Receive	October 31, 2006	In Exchange for	October 31, 2006	Gain (Loss)

11/30/2006	5,768,668,000 JPY	$ 49,557,918	357,175,372 SEK	$ 49,555,726	$2,192
11/30/2006	532,517,000 JPY	4,574,788	32,914,493 SEK	4,566,669	8,119
12/21/2006	10,143,182,000 JPY	87,388,818	511,313,522 DKK	87,762,985	(374,167)
12/27/2006	14,090,000,000 JPY	121,492,302	64,386,116 GBP	122,854,434	(1,362,132)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	October 31, 2006	for U.S. $	Loss

01/11/2007	141,300,000 AUD	$109,231,898	$104,954,814	$4,277,084

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,069,851,250. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,862,596 and $9,722,251, respectively, with a net unrealized appreciation of $1,140,345.

As of October 31, 2006, the Fund had $1,243,097 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended October 31,2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$ 318,733	$ 433,355	$ 1,243,097

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, premium amortization and unrealized foreign currency losses.

The tax character of distributions paid was as follows:

	Year Ended October 31

	2006	2005

Ordinary Income	$0	$ 30,317,015
Long-term Capital Gain	1,418,928	3,071,270
Return of Capital	40,539,828	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% .

NOTES TO FINANCIAL STATEMENTS continued

During the year ended October 31, 2006, the Fund had average borrowings outstanding of $150,346 at an average rate of 5.65% and paid interest of $8,495.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

NOTES TO FINANCIAL STATEMENTS continued

application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen International Bond Fund, a series of Evergreen Select Fixed Income Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen International Bond Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,418,928 for the fiscal year ended October 31, 2006.

The Fund paid distributions of $41,958,756 for the year ended October 31, 2006 of which 3.38% was long-term capital gain and 96.62% was a non-taxable return of capital. In January 2007, shareholders of the Fund will receive a Form 1099-DIV that will inform them of the tax character of all distributions paid to them by the Fund in the calendar year 2006.

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of FIA or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen International Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and FIA, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, FIA and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and FIA. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting,

ADDITIONAL INFORMATION (unaudited) continued

and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, FIA and EIMC’s affiliates provide a comprehensive investment management service to the fund. They noted that EIMC and FIA formulate and implement an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and FIA were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were

ADDITIONAL INFORMATION (unaudited) continued

appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and FIA, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund had experienced recent underperformance for the one-year period ended May 31, 2006, but that the Fund had favorable long-term performance. EIMC reported to the Trustees that it believed the decline was attributable to a period of market performance that disfavored a number of the Fund’s investments, but that EIMC had confidence in the Fund’s portfolio management team and approach going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted

ADDITIONAL INFORMATION (unaudited) continued

that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564344 rv4 12/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2006 and October 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$25,700	$24,204
Audit -related fees	0	0

Audit and audit-related fees	$25,700	$24,204
Tax fees (1)	$1,050	$1,667
Non-audit fees (2)	0	0

Total fees	$26,750	$25,871

(1) Audit-related fees consists principally of fees for merger related activities.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: December 26, 2006